Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Schedule of pro forma as adjusted basis Consolidated balance sheet data
Selected Consolidated Balance Sheet Data:	As of June 30, 2015	Offering	Warrant Liabilities	Stock Based Compensation	Debt Conversion	Pro Forma as Adjusted

Cash	$16,470,299	$10,906,156	$-	$-	$-	$27,376,455
Total current assets	$26,841,239	$11,510,156	$-	$40,000	$-	$38,391,395
Total assets	$77,598,465	$11,510,156	$-	$40,000	$-	$89,148,621
Total current liabilities	$30,807,152	$-	$475,380	$-	$(9,959,612)	$21,322,920
Total liabilities	$30,946,104	$-	$475,380	$-	$(9,959,612)	$21,461,872
Total shareholder's equity	$46,652,361	$11,510,156	$(475,380)	$40,000	$9,959,612	$67,686,749

Schedule of pro forma as adjusted basis consolidated statements of comprehensive income data
Selected Consolidated Statements of Comprehensive Income Data:	For the Years Ended June 30,	Pro Forma	Pro Forma
	2015	Adjustment	as Adjusted
Revenues
Bricks	$15,586,654	$-	$15,586,654
Concrete	29,967,622	-	29,967,622
Recycling	676,108	-	676,108
Total revenues	46,230,384	-	46,230,384
Cost of revenues
Bricks	6,139,759	-	6,139,759
Concrete	22,883,040	-	22,883,040
Recycling	340,186	-	340,186
Total cost of revenues	29,362,985	-	29,362,985
Gross profit	16,867,399	-	16,867,399
Operating expenses:
Selling	634,390	-	634,390
General and administrative	3,374,557	125,000	3,499,557
Total operating expenses	4,008,947	125,000	4,133,947
Income from operations	12,858,452	(125,000)	12,733,452
Other expenses	(1,280,862)	-	(1,280,862)
Income before income tax	11,577,590	(125,000)	11,452,590
Provision for income tax	2,898,019	-	2,898,019
Net income	8,679,571	(125,000)	8,554,571
Other comprehensive income
Foreign currency translation adjustment	326,188	-	326,188
Comprehensive income	$9,005,759	$(125,000)	$8,880,759
Weighted average number of common shares
Basic and diluted	8,000,000	3,869,938 *	11,869,938
Earnings per share
Basic and diluted	$1.08		$0.72

*On July 1, 2015, the Company had an option and warrants exercisable into 450,000 shares of the Company's ordinary shares in aggregate. Such instruments were excluded from the pro forma diluted earnings per share calculation due to the anti-dilution feature on July 1, 2015.